Note 5 - Short-term investments	6 Months Ended
Jun. 30, 2024
Notes to Financial Statements
Other Assets Disclosure [Text Block]

5. Short-term investments:

As of June 30, 2024, the Company holds zero-coupon U.S. treasury bills (the “Bill”) with an aggregate face value of $18,155 at a cost of $17,916. As of December 31, 2023, the Company held zero-coupon Bills with an aggregate face value of $17,605 at a cost of $17,373.